LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator [Abstract]
Net loss attributable to ordinary shareholders	$ (1,462,799)	$ (961,241)	$ (560,485)
Denominator [Abstract]
Weighted-average number of shares outstanding-basic and diluted (in shares)	436,601,801	338,472,987	205,727,195
Basic and diluted (in dollars per share)	$ (3.35)	$ (2.84)	$ (2.72)
Loss Per Share [Abstract]
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0
Class A Ordinary Shares [Member]
Loss Per Share [Abstract]
Number of shares issued to share depositary bank to settle share incentive awards (in shares)	6,000,000	3,200,000
Consideration received for this issuance shares issued to share depositary bank	$ 0	$ 0
Settlement of share incentives with shares held by depositary bank (in shares)	5,720,615	933,007